ACCOUNTS RECEIVABLE - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CREDIT RISK
Impairment loss upon classifying as held-for-sale	$ 14.0	$ 1.9	$ 2.4
Accounts Receivable | Credit risk
CREDIT RISK
Bad debt write-offs	10.7	4.9	3.6
Impairment loss upon classifying as held-for-sale	$ 6.3	$ 1.9	$ 2.4